Notes to the Consolidated Statements of Operations - Revenue from contract with customers (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Notes to the Consolidated Statements of Operations
Revenue recognized	€ 493,902	€ 16,483	€ 520,711	€ 31,191
Belgium | GSK
Notes to the Consolidated Statements of Operations
Revenue recognized	490,701	15,935	508,323	28,691
Switzerland | CRISPR
Notes to the Consolidated Statements of Operations
Revenue recognized	€ 3,202	249	€ 12,389	1,303
Netherlands | Genmab
Notes to the Consolidated Statements of Operations
Revenue recognized		€ 298		€ 1,197